ADVISORSHARES HOTEL ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.7%

Commercial Services – 4.4%
Target Hospitality Corp.(a)	16,965	$184,410

Entertainment – 1.5%
Monarch Casino & Resort, Inc.	884	66,291

Internet – 20.8%
Airbnb, Inc., Class A(a)	458	75,552
Booking Holdings, Inc.	55	199,533
Expedia Group, Inc.(a)	1,417	195,192
Trip.com Group Ltd. (China)(a)(b)	4,764	209,092
TripAdvisor, Inc.(a)	7,112	197,642
Total Internet		877,011

Leisure Time – 5.4%
Royal Caribbean Cruises Ltd.(a)	1,632	226,864

Lodging – 35.0%
Boyd Gaming Corp.	2,853	192,064
Choice Hotels International, Inc.	456	57,615
GreenTree Hospitality Group Ltd. (China)(a)(b)	22,431	69,760
H World Group Ltd. (China)(b)	3,300	127,710
Hilton Grand Vacations, Inc.(a)	3,000	141,630
Hilton Worldwide Holdings, Inc.	767	163,609
Hyatt Hotels Corp., Class A	451	71,989
InterContinental Hotels Group PLC (United Kingdom)(b)	915	96,679
Marriott International, Inc., Class A	798	201,343
MGM Resorts International(a)	4,365	206,072
Wyndham Hotels & Resorts, Inc.	1,929	148,051
Total Lodging		1,476,522

REITS – 28.6%
Apple Hospitality REIT, Inc.	8,951	146,617
Gaming and Leisure Properties, Inc.	2,878	132,589
Host Hotels & Resorts, Inc.	9,578	198,073
Park Hotels & Resorts, Inc.	11,303	197,690
RLJ Lodging Trust	13,700	161,934
Ryman Hospitality Properties, Inc.	1,743	201,508
VICI Properties, Inc.	5,578	166,169
Total REITS		1,204,580

Total Common Stocks (Cost $3,426,171)		4,035,678

MONEY MARKET FUND – 5.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(c) (Cost $209,982)	209,982	209,982

Total Investments – 100.7% (Cost $3,636,153)		4,245,660
Liabilities in Excess of Other Assets – (0.7%)		(31,095)
Net Assets – 100.0%		$4,214,565

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of March 31, 2024.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,035,678	$-	$-	$4,035,678
Money Market Fund	209,982	-	-	209,982
Total	$4,245,660	$-	$-	$4,245,660

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commercial Services	4.4%
Entertainment	1.5
Internet	20.8
Leisure Time	5.4
Lodging	35.0
REITS	28.6
Money Market Fund	5.0
Total Investments	100.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%